Merger Transaction - Summary of Table Reconciles the Elements of the Merger (Parenthetical) (Detail) - Oct. 19, 2021 $ / shares in Units, shares in Millions, $ in Millions, $ in Millions	USD ($) $ / shares shares	CAD ($)	CAD ($) shares
Disclosure Details of Allocation of Asset and Liabilities Pursuant to Share Based Arrangement in a Merger Transaction [Line Items]
Share based transaction cash acquired | $	$ 340.9
Total listing expense	$ 190.7	$ 235.6
Legato [Member]
Disclosure Details of Allocation of Asset and Liabilities Pursuant to Share Based Arrangement in a Merger Transaction [Line Items]
Number of common shares issued | shares	30.3		30.3
Share based transaction shares issued price per share | $ / shares	$ 11.25
Share based transaction cash acquired	$ 211.4		$ 261.2
Intercompany loan settled the subsequent day of transaction close	16.2		20.0
Less: warrant liability	(74.5)		(92.0)
Less: Legato liabilities assumed	$ 2.8		$ 3.5